Parent Company Only Condensed Financial Information, Condensed Statements of Cash Flows (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities [Abstract]
Net (loss) income	$ (244)	$ (279)	$ (61)	$ (137)	$ (206)	$ 815
Adjustments to reconcile net (loss) income to net cash used in operating activities [Abstract]
Change in other assets			15	5	124	187
Change in accrued expenses and other liabilities			(125)	322	310	(120)
Net cash (used in) provided by operating activities			(39,763)	8,540	8,533	234
Cash flows from investing activities [Abstract]
Net cash provided by (used in) investing activities			35,566	(6,498)	(39,149)	(818)
Cash flows from financing activities [Abstract]
Net cash provided by (used in) financing activities			58,347	3,129	29,531	(4,984)
Net change in cash and cash equivalents			54,150	5,171	(1,085)	(5,568)
Cash and cash equivalents at beginning of the period			15,566	16,651	16,651	22,219
Cash and cash equivalents at end of the period	$ 69,716	$ 21,822	69,716	21,822	15,566	16,651
Broadway Financial Corporation [Member]
Cash flows from operating activities [Abstract]
Net (loss) income					(206)	815
Adjustments to reconcile net (loss) income to net cash used in operating activities [Abstract]
Equity in undistributed subsidiary income					(459)	(1,297)
Change in other assets					(287)	(210)
Change in accrued expenses and other liabilities					(9)	(112)
Net cash (used in) provided by operating activities					(961)	(804)
Cash flows from investing activities [Abstract]
Dividends from bank subsidiary					1,650	600
Net cash provided by (used in) investing activities					1,650	600
Cash flows from financing activities [Abstract]
Common stock repurchased for tax withholdings					(14)	(108)
Repayments of borrowings					(765)	0
Proceeds from repayment of ESOP loan					68	68
Net cash provided by (used in) financing activities					(711)	(40)
Net change in cash and cash equivalents					(22)	(244)
Cash and cash equivalents at beginning of the period			$ 134	$ 156	156	400
Cash and cash equivalents at end of the period					$ 134	$ 156